Loans and Borrowings	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
17.
LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings from banks:

			Successor
	Currency	Year of maturity	September 30, 2023	September 30, 2022
Non-current liabilities
Term Loan (EUR)	EUR	2028	375,000	375,000
Term Loan (USD)	USD	2028	730,159	852,354
Vendor Loan	EUR	2029	299,560	287,018
Senior Notes	EUR	2029	428,500	428,500
			1,833,220	1,942,872
Senior Note embedded derivative			28,638	28,638
Less: amortization under the effective interest method			(46,163)	(51,875)
			1,815,695	1,919,635

Current liabilities
Term Loan (EUR) interest payable	EUR	N/A	4,197	4,750
Term Loan (USD) - current portion	USD	2028	7,347	8,500
Term Loan (USD) interest payable	USD	N/A	10,938	18,725
Vendor Loan interest payable	EUR	N/A	5,487	5,258
Senior Notes interest payable	EUR	N/A	9,373	9,373
			37,343	46,606

Aggregate scheduled maturities of the debt outstanding as of September 30, 2023 were as follows:

Payable by
2024	7,347
2025	7,274
2026	7,202
2027	7,130
2028	1,083,553
Thereafter	728,060
Total	1,840,567

A reconciliation of financial liabilities is the following:

	Term Loan (EUR)	Term Loan (USD)	Vendor Loan	Senior Notes
Balance at October 1, 2021	380,651	745,503	280,037	439,469
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—
Repayment of loans and borrowings	—	(8,016)	—	(1,500)
Interest paid	(12,307)	(31,263)	—	(22,661)
Total changes from financing cash flows	(12,307)	(39,279)	—	(24,161)
The effect of changes in foreign exchange rates	—	139,667	—	—
Changes in fair value	—	—	—	—
Change in bank overdraft	—	—	—	—
Interest expense	11,406	33,688	12,239	22,565
Balance at September 30, 2022	379,750	879,579	292,276	437,873

Balance at October 1, 2022	379,750	879,579	292,276	437,873
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—
Repayment of loans and borrowings	—	(52,782)	—	—
Interest paid	(21,295)	(68,195)	—	(22,496)
Total changes from financing cash flows	(21,295)	(120,977)	—	(22,496)
The effect of changes in foreign exchange rates	—	(71,711)	—	—
Changes in fair value	—	—	—	—
Change in bank overdraft	—	—	—	—
Interest expense	20,743	61,553	12,772	22,497
Balance at September 30, 2023	379,197	748,445	305,048	437,873

For further information on fair values of financial instruments see Note 4 – Fair value measurements.

Term Loan

On April 28, 2021, Birkenstock Limited Partner S.à r.l. entered into a senior facilities agreement (the “Senior Term Facilities Agreement”). Included within the Senior Term Facilities Agreement is a term loan facility (the “Term Loan”). Borrowings made pursuant to the Term Loan consist of a Euro denominated facility and a USD denominated facility. Borrowings are up to a maximum limit of €375.0 million and $850.0 million, respectively. The Term Loan’s original maturity is April 30, 2028. The Company paid banking and commitment fees of €15.4 million and €22.7 million on the Euro and USD denominated components respectively, which are capitalized and being amortized to interest expense using the effective interest method over the life of the loan.

The Term Loan originally bore interest based on EURIBOR and LIBOR for the Euro and USD denominated facilities, respectively. During the year ended September 30, 2023, the Company entered into an amendment of the Senior Term Facilities Agreement. Among the amendments, the SOFR replaced the LIBOR as the benchmark rate for USD denominated term loan facility. As such, the interest payable under the USD Term Loan is subsequently calculated using the SOFR.

During year ended September 30, 2023, the Company made a redemption payment of $50 million for the USD Term Loan. For further information on the nominal amounts see Note 4 – Fair value measurements.

ABL Facility

Included within the Senior Term Facilities Agreement is an asset-based lending facility (the "ABL Facility”). The ABL Facility is a revolving asset-based lending facility entered into on April 28, 2021 under which the Company can draw down further loan capital of up to €200.0 million over a five-year period. The ABL Facility requires a commitment fee of 0.375% of the drawable loan balance. This commitment fee is paid by the Company on a quarterly basis. No amounts were drawn down under this facility as of September 30, 2023 or September 30, 2022.

Vendor Loan

On April 30, 2021, in connection with the Transaction, Birkenstock Group B.V. & CO. KG entered into a Vendor Loan agreement with AB-Beteiligungs GmbH for an amount of €275.0 million (the “Vendor Loan”). The loan is scheduled to mature on October 31, 2029 and bears interest of 4.37% per annum. Interest is due annually upon the anniversary of the Transaction and at the Company’s election may be paid in cash or, if not paid in cash, accrues on each annual interest payment date and is included in the principal amount of the Vendor Loan on and following such interest payment date. The Vendor Loan matures on October 30, 2029, which maturity date may be extended at the Company’s election up to three times, with each extension up to six months.

Senior Notes

On April 29, 2021, Birkenstock Holding Limited issued notes in an aggregate principal amount of €430.0 million in a debt offering (the “Senior Notes”). The Senior Notes are scheduled to mature on April 30, 2029 and bear interest of 5.25% annually. Additionally, the Company paid banking and issuance fees of €14.3 million, which are capitalized and being amortized to interest expense using the effective interest method over the life of the Senior Notes.

As per the prepayment clause included in the Senior Notes, the Company recognized this agreement as a hybrid financial instrument which included an embedded derivative. The embedded derivative component was separated from the non-derivative host in the consolidated statements of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the consolidated statements profit or loss. See Note 4 - Fair value measurement for additional details.

Pledges

In order to secure the Senior Notes, the Company pledged 100% of its equity interests in Birkenstock Financing S.à r.l. in favor of the applicable security agent. The following table presents the guarantors for the Term Loan, ABL Facility, and Senior Notes.

Guarantor
1. Birkenstock Limited Partner S.à r.l.
2. Birkenstock Group B.V. & Co. KG
3. Birkenstock US BidCo Inc.
4. Birkenstock Components GmbH
5. Birkenstock Cosmetics GmbH
6. Birkenstock digital GmbH
7. Birkenstock Global Sales GmbH
8. Birkenstock IP GmbH
9. Birkenstock Productions Hessen GmbH
10. Birkenstock Productions Rheinland-Pfalz GmbH
11. Birkenstock Productions Sachsen GmbH
12. Birkenstock USA GP, LLC
13. Birkenstock USA, LP
14. Birkenstock USA digital LLC
15. Birkenstock Cosmetics USA GP LLC
16. Birkenstock Cosmetics USA LP

Covenants

ABL Covenants

The Company must comply with the following financial covenants during the duration of the ABL Facility:

Upon the occurrence and during the continuance of a covenant trigger period (as defined in the credit agreement governing the ABL Facility), a fixed charge coverage ratio calculated on a pro forma basis must be less than 1.00 to 1.00.

The fixed charge coverage ratio is defined as the ratio for the period most recently ended of (a) consolidated earnings before interest, taxes, depreciation and amortization for such period minus consolidated capital expenditures (except to the extent financed with the proceeds of dispositions, long term indebtedness (other than the revolving loans) or any issuance of capital stock), minus the aggregate amount of taxes paid or payable in cash during such period to fixed charges for such period in each case of or by the Group on a consolidated basis.

Covenant trigger period is defined as the period (a) commencing on the day the sum of (x) excess availability and (y) the amount (if any, and not to be less than 0) by which (1) the borrowing base exceeds (2) the aggregate commitments at such time (not to exceed 5% of the aggregate commitments) (the “Specified Excess Availability”) is less than the greater of (x) 10.0% of the line cap at such time and (y) €20.0 and (b) continuing until the end of the first period of 30 consecutive days at all times during which the Specified Excess Availability for each day during such 30-day period has been greater than or equal to the greater of (x) 10.0% of the line cap at such time and (y) €20.0.

In view of the fact that the ABL credit line was never drawn in the period from October 1, 2022 to September 30, 2023 and in the prior period there was never a covenant trigger period, the fixed charge cover ratio never had to be tested during the years ended September 30, 2023 and 2022.

Term Loan Covenants

The Senior Facilities Agreement dated April 28, 2021 does not contain any financial covenants with respect to the Term Loans.

As of September 30, 2023, 2022 and 2021, the Company was in compliance with all financial and non-financial covenants in its debt instruments.